Segment Reporting	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting
Our reporting segments are based on the key geographic regions in which we operate, which are the basis on which our chief operating decision maker evaluates the performance of the business.
Reporting Segments
Canada
The Canada segment consists of our production, marketing and sales of our brands, including core brands Coors Light and the Molson brand family, as well as Carling, Coors Banquet, Rickard's and other owned and licensed brands in Canada. The Canada segment also includes BRI, our joint venture arrangement related to the distribution and retail sale of beer in Ontario, and BDL, our joint venture arrangement related to the distribution of beer in the western provinces. Both BRI and BDL are accounted for as equity method investments. Also included in the Canada segment historically was MMI, our joint venture with Grupo Modelo S.A.B. de C.V. ("Modelo"), established to import, distribute, and market the Modelo beer brand portfolio across all Canadian provinces and territories. MMI was accounted for under the equity method. In November 2013, subsequent to Anheuser-Busch InBev's ("ABI") acquisition of Modelo, ABI and MCBC entered into an agreement providing for the accelerated termination of the MMI joint venture, effective February 2014. See Note 4, "Investments" for further discussion.
We have an agreement with Heineken N.V. ("Heineken") that grants us the right to import, market, distribute and sell Heineken products. Additionally, we had an agreement with SABMiller plc ("SABMiller") that granted us the right to brew or import, market, distribute and sell several SABMiller brands. In 2014, Miller Brewing Company ("Miller"), a wholly owned subsidiary of SABMiller, and MCBC entered into an agreement providing for the accelerated termination of the Miller license agreement, effective March 2015, under which we had exclusive rights to distribute certain Miller brands in Canada. As a result, beginning in the second quarter of 2015, we no longer distribute the Miller brands in Canada. We also contract brew and package certain Labatt and Asahi brands for the U.S. market.
United States (U.S.)
The U.S. segment consists of our interest, and results from our interest, in MillerCoors, our joint venture with SABMiller for all U.S. operations. MillerCoors produces, markets, and sells beer brands in the U.S. and Puerto Rico. MillerCoors' core brands sold in the U.S. include Coors Light and Miller Lite, as well as Blue Moon, Coors Banquet, Keystone Light, Leinenkugel's, Miller Genuine Draft and Miller High Life. Our interest in MillerCoors is accounted for under the equity method of accounting. See Note 4, "Investments" for further discussion.
Europe
The Europe segment consists of our production, marketing and sales of our brands, including major core brands Carling and Staropramen, as well as Apatinsko, Astika, Bergenbier, Blue Moon, Borsodi, Branik, Coors Light, Jelen, Kamenitza, Niksicko, Noroc, Ostravar, Ozujsko, Sharp's Doom Bar and Worthington's, as well as a number of smaller regional ale brands in the U.K., Republic of Ireland and Central Europe. Our European business has licensing agreements with various other brewers through which it also brews or distributes Beck's, Belle-Vue Kriek brands, Hoegaarden, Leffe, Lowenbrau, Löwenweisse, Spaten and Stella Artois in certain Central European countries. Our contract for the distribution of the Modelo brands in the U.K. expired as of December 31, 2014, however, beginning in January 2015, we acquired the rights to distribute Corona Extra other Modelo brands throughout the Central European countries in which we operate. In the third quarter of 2015, we purchased the Rekorderlig cider brand distribution rights in the U.K. and Republic of Ireland. In the U.K., we also sell the Cobra brands through the Cobra Beer Partnership Ltd. joint venture and the Grolsch brands through a joint venture with Royal Grolsch N.V., and are the exclusive distributor for several brands including Singha. Additionally, in order to be able to provide a full line of beer and other beverages to our U.K. on-premise customers, we sell "factored" brands, which are third-party beverage brands for which we provide distribution to retail, typically on a non-exclusive basis. We have distribution agreements with Tradeteam (a subsidiary of DHL) for the distribution of our products in the U.K. through 2023. In June 2015, we terminated our agreement with Carlsberg whereby it held the exclusive distribution rights for the Staropramen brand in the U.K. As a result of this termination, we agreed to pay Carlsberg an early termination payment of GBP 19.0 million ($29.4 million at payment date). The transition period concluded on December 27, 2015, at which time we have the exclusive distribution rights of the Staropramen brand in the U.K. Separately, in December 2013, we entered into an agreement with Heineken to early terminate our contract brewing and kegging agreement with Heineken under which we produced and packaged the Foster's and Kronenbourg brands in the U.K. As a result of the termination, Heineken agreed to pay us an aggregate early termination payment of GBP 13.0 million, of which we received GBP 5.0 million in 2014 and the remaining GBP 8.0 million on April 30, 2015. The full amount of the termination payment ($19.4 million upon recognition) is included as income within special items during the year ended December 31, 2015.
Molson Coors International (MCI)
The objective of MCI is to grow and expand our business and brand portfolio in new and existing markets, including emerging markets, outside the U.S., Canada, and Europe segments. The focus of MCI includes Latin America (including Mexico, Central America, the Caribbean and South America, excluding Puerto Rico, as it is part of the U.S. segment), Asia, Europe (excluding U.K, Ireland and Central Europe, as they are a part of the Europe segment), and Australia.
MCI is comprised of our standalone businesses, our export business, and our license business. Our standalone businesses include India, which includes both our joint venture with majority share and operational control of Molson Coors Cobra India as well as Mount Shivalik Breweries, Ltd, ("Mount Shivalik") which we acquired in the second quarter of 2015, along with our businesses in Japan and China. During the second quarter of 2015, we announced our decision to substantially restructure our China business, which we have now moved to a distribution model. Our export business expands the reach of our international brands into Latin America and Western Europe. Our license business builds long term licensing partnerships with leading global brewers to market and grow our international brands in markets which typically have a greater barrier to entry, such as Mexico, Ukraine, Russia, Spain and Australia.
The brands we sell include Blue Moon, Carling, Cobra, Coors Light, Corona, Molson Canadian and Staropramen, as well as brands unique to our international markets including Coors, Coors 1873, Coors Extra, Coors Gold, Iceberg 9000, King Cobra, Royal Brew, Thunderbolt and Zima.
Corporate
Corporate is not a segment and includes interest and certain other general and administrative costs that are not allocated to any of the operating segments. The majority of these corporate costs relate to worldwide administrative functions, such as corporate affairs, legal, human resources, finance and accounting, treasury, tax, internal audit, insurance and risk management. Additionally, the results of our water resources and energy operations in the state of Colorado are included in Corporate.
Summarized Financial Information
No single customer accounted for more than 10% of our consolidated sales in 2015, 2014 or 2013. Net sales represent sales to third-party external customers. Inter-segment transactions impacting sales revenues and income (loss) from continuing operations before income taxes are insignificant (other than those with MillerCoors, see Note 4, "Investments" for additional details) and eliminated in consolidation.
The following tables represent consolidated net sales, interest expense, interest income, and reconciliations of amount shown as income (loss) from continuing operations before income taxes to income (loss) from continuing operations attributable to MCBC:

	Year ended December 31, 2015
	Canada	U.S.	Europe	MCI	Corporate	Eliminations	Consolidated
	(In millions)
Net sales	$1,511.5	$—	$1,914.9	$144.5	$1.0	$(4.4)	$3,567.5
Interest expense	—	—	—	—	(120.3)	—	(120.3)
Interest income	—	—	3.9	—	4.4	—	8.3
Income (loss) from continuing operations before income taxes	$277.3	$516.3	$(109.7)	$(24.8)	$(248.4)	$—	$410.7
Income tax benefit (expense)							(51.8)
Net income (loss) from continuing operations							358.9
Net (income) loss attributable to noncontrolling interests							(3.3)
Net income (loss) from continuing operations attributable to MCBC							$355.6

Eliminations reflect inter-segment sales from the Europe segment to the MCI segment. Income (loss) from continuing operations before income taxes includes the impact of special items. Refer to Note 7, "Special Items" for further discussion.

	Year ended December 31, 2014
	Canada	U.S.	Europe	MCI	Corporate	Eliminations	Consolidated
	(In millions)
Net sales	$1,793.9	$—	$2,200.3	$156.3	$1.1	$(5.3)	$4,146.3
Interest expense	—	—	—	—	(145.0)	—	(145.0)
Interest income	—	—	4.4	—	6.9	—	11.3
Income (loss) from continuing operations before income taxes	$406.8	$561.8	$(111.9)	$(13.3)	$(257.1)	$—	$586.3
Income tax benefit (expense)							(69.0)
Net income (loss) from continuing operations							517.3
Net (income) loss attributable to noncontrolling interests							(3.8)
Net income (loss) from continuing operations attributable to MCBC							$513.5

Eliminations reflect inter-segment sales from the Europe segment to the MCI segment. Income (loss) from continuing operations before income taxes includes the impact of special items. Refer to Note 7, "Special Items" for further discussion.

	Year ended December 31, 2013
	Canada	U.S.	Europe	MCI	Corporate	Eliminations	Consolidated
	(In millions)
Net sales	$1,943.8	$—	$2,128.3	$137.6	$1.2	(4.8)	$4,206.1
Interest expense	—	—	—	—	(183.8)	—	(183.8)
Interest income	—	—	4.9	—	8.8	—	13.7
Income (loss) from continuing operations before income taxes	$363.3	$539.0	$34.3	$(11.8)	$(270.3)	—	$654.5
Income tax benefit (expense)							(84.0)
Net income (loss) from continuing operations							570.5
Net (income) loss attributable to noncontrolling interests							(5.2)
Net income (loss) from continuing operations attributable to MCBC							$565.3

Eliminations reflect inter-segment sales from the Europe segment to the MCI segment. Income (loss) from continuing operations before income taxes includes the impact of special items. Refer to Note 7, "Special Items" for further discussion.
The following table presents total assets by segment:

	As of
	December 31, 2015	December 31, 2014(1)
	(In millions)
Canada	$4,560.6	$5,537.2
U.S.	2,441.0	2,388.6
Europe	4,807.5	5,773.3
MCI	133.7	75.2
Corporate	333.5	205.8
Consolidated total assets	$12,276.3	$13,980.1

(1)
Amounts have been adjusted to reflect the adoption of the authoritative guidance requiring debt issuance costs to be presented as a direct reduction from the carrying value of the related debt. See Note 2, "New Accounting Pronouncements" for further discussion.

The following table presents select cash flow information by segment:

	For the years ended
	December 31, 2015	December 31, 2014	December 31, 2013
		(In millions)
Depreciation and amortization(1):
Canada	$117.3	$117.6	$122.8
Europe	186.5	184.1	185.0
MCI	3.9	2.7	2.9
Corporate	6.7	8.6	9.8
Consolidated depreciation and amortization	$314.4	$313.0	$320.5
Capital expenditures:
Canada	$77.3	$77.8	$75.7
Europe	173.7	168.6	204.6
MCI	10.0	0.9	1.6
Corporate	14.0	12.2	12.0
Consolidated capital expenditures	$275.0	$259.5	$293.9

(1)	Depreciation and amortization amounts do not reflect amortization of bond discounts, fees, or other debt-related items.
The following table presents net sales by geography, based on the location of the customer:

	For the years ended
	December 31, 2015	December 31, 2014	December 31, 2013
	(In millions)
Net sales to unaffiliated customers:
Canada	$1,421.1	$1,699.9	$1,839.8
United States and its territories	94.1	98.1	105.2
United Kingdom	1,224.6	1,391.5	1,261.6
Other foreign countries(1)	827.7	956.8	999.5
Consolidated net sales	$3,567.5	$4,146.3	$4,206.1

(1)
Reflects net sales from the individual countries within our Central European operations (included in our Europe segment), as well as our MCI segment, for which no individual country has total net sales exceeding 10% of the total consolidated net sales.

The following table presents net properties by geographic location:

	As of
	December 31, 2015	December 31, 2014
	(In millions)
Net properties:
Canada	$598.1	$736.1
United States and its territories	28.4	35.2
United Kingdom	422.5	465.7
Other foreign countries(1)	541.8	561.0
Consolidated net properties	$1,590.8	$1,798.0

(1)
Reflects net properties within the individual countries included in our Central European operations (included in our Europe segment), as well as our MCI segment, for which no individual country has total net properties exceeding 10% of the total consolidated net properties.